iShares
®
MSCI Taiwan ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  — 7.4%
Chang Hwa Commercial Bank Ltd. ............. 70,173,970 $ 45,344,400
CTBC Financial Holding Co. Ltd. .............. 81,210,325 156,844,254
E.Sun Financial Holding Co. Ltd.
(a)
............. 75,867,010 74,957,589
First Financial Holding Co. Ltd. ................ 69,514,865 60,940,759
Hua Nan Financial Holdings Co. Ltd. ............ 58,577,694 57,034,035
Mega Financial Holding Co. Ltd. ............... 60,978,297 77,834,356
Shanghai Commercial & Savings Bank Ltd. (The)
(a)
.. 36,355,218 46,106,594
SinoPac Financial Holdings Co. Ltd. ............ 77,479,488 74,201,855
Taiwan Business Bank
(a)
.................... 82,829,696 42,955,601
Taiwan Cooperative Financial Holding Co. Ltd.
(a)
.... 78,566,020 57,429,937
TS Financial Holding Co. Ltd. ................. 137,992,483 102,711,049
796,360,429
a
Biotechnology  — 0.6%
PharmaEssentia Corp.
(a)
.................... 2,299,396 68,474,602
a
Chemicals  — 1.9%
Formosa Chemicals & Fibre Corp.
(a)
............ 32,474,610 51,811,590
Formosa Plastics Corp.
(a)
................... 33,267,518 50,561,977
Nan Ya Plastics Corp. ...................... 32,832,938 102,408,535
204,782,102
a
Communications Equipment  — 2.0%
Accton Technology Corp. ................... 2,870,000 219,596,154
a
Construction Materials  — 0.4%
TCC Group Holdings Co. Ltd.
(a)
............... 60,945,645 47,462,933
a
Consumer Staples Distribution & Retail  — 0.4%
President Chain Store Corp.
(a)
................ 6,057,215 41,379,835
a
Diversified Telecommunication Services  — 0.8%
Chunghwa Telecom Co. Ltd. ................. 18,949,648 82,898,070
a
Electrical Equipment  — 1.2%
Bizlink Holding, Inc. ....................... 1,186,000 77,026,269
Fortune Electric Co. Ltd.
(a)
................... 1,696,980 47,047,942
Ya Hsin Industrial Co. Ltd.
(b)(c)
................. 6,845,461 2
124,074,213
a
Electronic Equipment, Instruments & Components  — 23.0%
Chroma ATE, Inc.
(a)
....................... 2,055,000 163,520,137
Delta Electronics, Inc. ...................... 7,758,180 595,256,218
E Ink Holdings, Inc.
(a)
...................... 7,345,000 51,617,754
Elite Material Co. Ltd.
(a)
..................... 1,576,000 254,717,123
Gold Circuit Electronics Ltd.
(a)
................ 2,232,000 93,179,549
Hon Hai Precision Industry Co. Ltd. ............. 48,049,296 439,833,466
Innolux Corp.
(a)
.......................... 74,584,296 120,162,433
Largan Precision Co. Ltd.
(a)
.................. 696,794 78,142,706
Lotes Co. Ltd.
(a)
.......................... 802,000 67,066,816
Pacific Electric Wire & Cable Co. Ltd.
(b)(c)
......... 197 —
Unimicron Technology Corp. ................. 7,941,617 263,525,480
Yageo Corp. ............................ 9,924,836 230,911,297
Zhen Ding Technology Holding Ltd.
(a)
............ 7,308,072 119,275,688
2,477,208,667
a
Entertainment  — 0.5%
International Games System Co. Ltd.
(a)
.......... 2,059,000 49,505,151
a
Financial Services  — 1.5%
Chailease Holding Co. Ltd.
(a)
................. 13,646,304 46,829,161
Yuanta Financial Holding Co. Ltd.
(a)
............. 60,598,838 115,187,402
162,016,563
a
Security Shares Value
a
Food Products  — 0.6%
Uni-President Enterprises Corp.
(a)
.............. 28,549,189 $ 65,501,566
a
Insurance  — 3.1%
Cathay Financial Holding Co. Ltd. .............. 43,774,798 119,821,423
Fubon Financial Holding Co. Ltd.
(a)
............. 41,436,419 145,324,666
KGI Financial Holding Co. Ltd. ................ 95,669,460 68,627,625
333,773,714
a
Machinery  — 0.5%
Airtac International Group ................... 1,170,826 51,993,106
a
Marine Transportation  — 1.1%
Evergreen Marine Corp. Taiwan Ltd.
(a)
........... 8,433,013 57,340,881
Wan Hai Lines Ltd.
(a)
....................... 8,858,000 23,187,371
Yang Ming Marine Transport Corp.
(a)
............ 22,181,000 37,297,860
117,826,112
a
Metals & Mining  — 0.5%
China Steel Corp.
(a)
....................... 91,516,977 55,706,785
a
Passenger Airlines  — 0.4%
Eva Airways Corp.
(a)
....................... 34,430,000 39,530,280
a
Pharmaceuticals  — 0.4%
Caliway Biopharmaceuticals Co. Ltd.
(c)
.......... 11,742,000 37,590,604
a
Semiconductors & Semiconductor Equipment  — 42.4%
Alchip Technologies Ltd.
(a)
................... 498,279 69,079,606
ASE Technology Holding Co. Ltd.
(a)
............. 16,066,432 306,954,619
ASPEED Technology, Inc.
(a)
.................. 211,000 125,574,854
eMemory Technology, Inc. ................... 645,000 69,628,526
Global Unichip Corp. ...................... 731,000 107,856,846
Globalwafers Co. Ltd.
(a)
..................... 2,823,000 89,525,395
Hon Precision, Inc. ........................ 453,000 118,714,721
Jentech Precision Industrial Co. Ltd.
(a)
........... 652,000 73,145,568
King Yuan Electronics Co. Ltd.
(a)
............... 6,844,000 70,996,611
MediaTek, Inc. ........................... 5,535,175 752,515,534
MPI Corp. .............................. 437,000 81,866,760
Novatek Microelectronics Corp.
(a)
.............. 4,115,544 62,642,312
Realtek Semiconductor Corp.
(a)
............... 3,363,063 61,987,679
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 30,472,467 2,257,561,115
United Microelectronics Corp.
(a)
............... 53,799,501 242,202,581
Vanguard International Semiconductor Corp.
(a)
..... 11,649,539 61,972,788
4,552,225,515
a
Specialty Retail  — 0.4%
Hotai Motor Co. Ltd.
(a)
...................... 2,936,500 45,471,303
a
Technology Hardware, Storage & Peripherals  — 9.6%
Advantech Co. Ltd.
(a)
...................... 4,383,021 68,897,493
Asia Vital Components Co. Ltd. ............... 1,995,000 168,231,169
Asustek Computer, Inc.
(a)
.................... 3,954,857 95,409,209
Gigabyte Technology Co. Ltd.
(a)
............... 5,509,000 64,499,800
Inventec Corp.
(a)
......................... 27,925,868 61,945,332
King Slide Works Co. Ltd. ................... 469,000 74,956,674
Lite-On Technology Corp. ................... 12,242,071 90,426,071
Pegatron Corp.
(a)
......................... 19,054,037 53,756,044
Quanta Computer, Inc.
(a)
.................... 12,997,240 139,495,389
Wistron Corp.
(a)
.......................... 16,131,000 80,754,239
Wiwynn Corp.
(a)
.......................... 794,000 135,717,410
1,034,088,830
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services  — 0.9%
Far EasTone Telecommunications Co. Ltd. ........ 15,592,259 $ 47,178,755
Taiwan Mobile Co. Ltd.
(a)
.................... 14,003,609 49,844,453
97,023,208
a
Total Long-Term Investments — 99.6%
(Cost: $3,203,717,480) ............................... 10,704,489,742
a
Short-Term Securities
Money Market Funds  —  11.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.76%
(d)(e)(f)
...................... 1,198,059,990 1,198,419,408
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.58%
(d)(e)
............................ 2,763,329 2,763,329
a
Total Short-Term Securities — 11.2%
(Cost: $1,201,213,741) ............................... 1,201,182,737
Total Investments — 110.8%
(Cost: $4,404,931,221) ............................... 11,905,672,479
Liabilities in Excess of Other Assets — (10.8)% .............. (1,157,597,733)
Net Assets — 100.0% ................................. $ 10,748,074,746
(a)
All or a portion of this security is on loan.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 619,294,919  $ 579,310,669
(a)
$ —  $ (103,092) $ (83,088) $ 1,198,419,408  1,198,059,990  $ 7,123,395
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,560,000  —  (1,796,671)
(a)
—  —  2,763,329  2,763,329  128,255  —
$ —  $ (103,092) $ (83,088)
$ 1,201,182,737
$ 7,251,650  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE Taiwan Index .................................................................... 231 06/29/26 $ 36,016 $ 160,584

iShares
®
MSCI Taiwan ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 460,588,417  $ 10,243,901,323  $ 2  $ 10,704,489,742
Short-Term Securities
Money Market Funds ...................................... 1,201,182,737  —  —  1,201,182,737
$ 1,661,771,154  $ 10,243,901,323  $ 2  $ 11,905,672,479
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 160,584  $ —  $ —  $ 160,584
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.